Shareholder Report	12 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Natixis Funds Trust IV
Entity Central Index Key	0001095726
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000021867
Shareholder Report [Line Items]
Fund Name	AEW Global Focused Real Estate Fund
Class Name	Class A
Trading Symbol	NRFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AEW Global Focused Real Estate Fund for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$121	1.15%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

The Fund is actively managed and primarily invests in global real estate securities. Performance is influenced by underlying real estate assets, company management, and capital market conditions. The Fund's investment strategy is built upon our team's highest conviction securities, resulting in a high active share and a portfolio diversified across property types and geographic regions: North America, Europe, and Asia Pacific.

Top Contributors to Performance

• The Fund’s relative overweights to Welltower and CareTrust REIT, plus lack of exposure to Alexandria Real Estate, were the top individual contributors.

• Stock selection in the United States, Hong Kong, and Spain was positive, as were the Fund’s relative overweights to France, the Netherlands, and the United Kingdom.

• On a sector basis, selection within Industrial, Triple Net Lease, and Health Care, plus an overweight to Industrial, most notably contributed.

Top Detractors from Performance

• Relative overweights to AvalonBay Communities and Highwoods Properties, as well as exposure to off-benchmark HMC Capital, were the leading individual detractors.

• Stock selection in Australia, Japan, and the United Kingdom, plus underweights to Switzerland, Japan, and Hong Kong, notably detracted from relative performance.

• On a sector basis, selection within Diversified, Apartment, and Manufactured Housing, plus an overweight to Apartments, detracted from relative performance.

Investment Activity

The investment strategy seeks to identify real estate equity securities with the best total return potential using top-down research and bottom-up security selection. AEW leverages proprietary market research, external direct real estate research, and extensive firm experience in all decisions. Over the period, we increased exposure to the Asia Pacific region and Switzerland while decreasing exposure to the United States, Sweden, and France.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
Table Summary
	Class A with load	MSCI World Index (Net)	FTSE EPRA Nareit Developed Index (Net)
01/2016	$9,426	$10,000	$10,000
02/2016	$9,432	$9,926	$10,043
03/2016	$10,375	$10,599	$10,994
04/2016	$10,072	$10,767	$10,983
05/2016	$10,257	$10,827	$10,978
06/2016	$10,856	$10,706	$11,375
07/2016	$11,287	$11,158	$11,945
08/2016	$10,874	$11,168	$11,633
09/2016	$10,720	$11,227	$11,517
10/2016	$10,138	$11,010	$10,862
11/2016	$9,952	$11,168	$10,565
12/2016	$10,420	$11,435	$10,873
01/2017	$10,322	$11,711	$10,931
02/2017	$10,700	$12,036	$11,272
03/2017	$10,399	$12,164	$11,097
04/2017	$10,386	$12,344	$11,218
05/2017	$10,286	$12,606	$11,315
06/2017	$10,574	$12,654	$11,399
07/2017	$10,687	$12,957	$11,606
08/2017	$10,654	$12,975	$11,621
09/2017	$10,672	$13,266	$11,582
10/2017	$10,532	$13,517	$11,526
11/2017	$10,772	$13,810	$11,847
12/2017	$10,795	$13,997	$11,999
01/2018	$10,373	$14,736	$11,998
02/2018	$9,592	$14,125	$11,194
03/2018	$9,931	$13,817	$11,456
04/2018	$10,034	$13,976	$11,680
05/2018	$10,423	$14,064	$11,873
06/2018	$10,901	$14,057	$12,042
07/2018	$10,953	$14,496	$12,144
08/2018	$11,285	$14,675	$12,259
09/2018	$10,962	$14,757	$12,006
10/2018	$10,696	$13,674	$11,561
11/2018	$11,243	$13,829	$11,990
12/2018	$10,289	$12,777	$11,323
01/2019	$11,405	$13,771	$12,554
02/2019	$11,483	$14,186	$12,535
03/2019	$11,845	$14,372	$12,975
04/2019	$11,845	$14,882	$12,804
05/2019	$11,845	$14,023	$12,767
06/2019	$11,894	$14,947	$12,966
07/2019	$11,910	$15,021	$13,011
08/2019	$12,219	$14,714	$13,255
09/2019	$12,485	$15,027	$13,567
10/2019	$12,827	$15,409	$13,906
11/2019	$12,676	$15,838	$13,736
12/2019	$12,745	$16,313	$13,804
01/2020	$12,908	$16,214	$13,920
02/2020	$11,974	$14,843	$12,773
03/2020	$9,642	$12,879	$9,866
04/2020	$10,040	$14,286	$10,562
05/2020	$10,282	$14,976	$10,587
06/2020	$10,472	$15,372	$10,859
07/2020	$10,918	$16,107	$11,161
08/2020	$11,160	$17,183	$11,442
09/2020	$10,884	$16,591	$11,086
10/2020	$10,548	$16,082	$10,717
11/2020	$11,593	$18,138	$12,131
12/2020	$12,008	$18,907	$12,556
01/2021	$11,754	$18,719	$12,455
02/2021	$12,310	$19,199	$12,916
03/2021	$12,680	$19,838	$13,284
04/2021	$13,521	$20,761	$14,137
05/2021	$13,780	$21,060	$14,390
06/2021	$13,975	$21,374	$14,502
07/2021	$14,445	$21,757	$15,058
08/2021	$14,646	$22,298	$15,256
09/2021	$13,890	$21,372	$14,372
10/2021	$14,879	$22,583	$15,231
11/2021	$14,476	$22,088	$14,890
12/2021	$15,360	$23,032	$15,832
01/2022	$14,504	$21,813	$14,923
02/2022	$14,216	$21,262	$14,554
03/2022	$14,818	$21,845	$15,207
04/2022	$14,044	$20,030	$14,374
05/2022	$13,170	$20,046	$13,749
06/2022	$11,990	$18,309	$12,554
07/2022	$12,949	$19,763	$13,554
08/2022	$12,101	$18,937	$12,674
09/2022	$10,656	$17,176	$11,100
10/2022	$10,889	$18,410	$11,431
11/2022	$11,730	$19,690	$12,201
12/2022	$11,383	$18,854	$11,860
01/2023	$12,450	$20,188	$12,925
02/2023	$11,891	$19,702	$12,355
03/2023	$11,589	$20,311	$11,953
04/2023	$11,908	$20,667	$12,178
05/2023	$11,352	$20,461	$11,633
06/2023	$11,700	$21,698	$11,982
07/2023	$12,072	$22,427	$12,433
08/2023	$11,679	$21,891	$12,016
09/2023	$10,980	$20,947	$11,282
10/2023	$10,574	$20,339	$10,742
11/2023	$11,770	$22,246	$11,883
12/2023	$12,882	$23,338	$13,008
01/2024	$12,299	$23,618	$12,485
02/2024	$12,310	$24,620	$12,410
03/2024	$12,709	$25,411	$12,839
04/2024	$11,967	$24,467	$12,072
05/2024	$12,444	$25,560	$12,483
06/2024	$12,490	$26,080	$12,526
07/2024	$13,257	$26,539	$13,282
08/2024	$14,013	$27,241	$14,113
09/2024	$14,481	$27,740	$14,538
10/2024	$13,796	$27,189	$13,800
11/2024	$14,202	$28,437	$14,129
12/2024	$13,104	$27,696	$13,129
01/2025	$13,244	$28,673	$13,358
02/2025	$13,568	$28,467	$13,655
03/2025	$13,204	$27,199	$13,339
04/2025	$13,345	$27,441	$13,466
05/2025	$13,704	$29,065	$13,805
06/2025	$13,828	$30,320	$13,926
07/2025	$13,501	$30,710	$13,764
08/2025	$14,167	$31,511	$14,365
09/2025	$14,295	$32,524	$14,493
10/2025	$14,076	$33,175	$14,271
11/2025	$14,339	$33,269	$14,558
12/2025	$14,156	$33,538	$14,387
01/2026	$14,635	$34,289	$14,926

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years	Since Inception 7/18/05
Class A at NAV	10.50%	4.48%	4.50%	8.18%
Class A with 5.75% MSCFootnote Reference1	4.13%	3.25%	3.88%	7.93%
MSCI World Index (Net)	19.58%	12.87%	13.11%	-%
FTSE EPRA Nareit Developed Index (Net)	11.74%	3.69%	4.09%	-%

Performance Inception Date	Jul. 18, 2005
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 34,686,318
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$34,686,318
# of Portfolio Holdings (including overnight repurchase agreements)	60
Portfolio Turnover Rate	64%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	1.7%
Office REITs	5.9%
Diversified REITs	7.9%
Health Care REITs	10.1%
Residential REITs	10.4%
Real Estate Management & Development	14.3%
Industrial REITs	15.5%
Specialized REITs	17.0%
Retail REITs	17.2%
Footnote	Description
Footnote*	Net of other assets less liabilities

Country Weightings

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	11.4%
Hong Kong	3.5%
United Kingdom	4.4%
Australia	6.4%
Japan	8.7%
United States	65.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Welltower, Inc.	10.1%
Prologis, Inc.	6.3%
Equinix, Inc.	4.9%
AvalonBay Communities, Inc.	4.1%
Digital Realty Trust, Inc.	3.8%
Simon Property Group, Inc.	3.8%
Highwoods Properties, Inc.	3.7%
Brixmor Property Group, Inc.	3.3%
VICI Properties, Inc.	3.2%
CubeSmart	3.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000021869
Shareholder Report [Line Items]
Fund Name	AEW Global Focused Real Estate Fund
Class Name	Class C
Trading Symbol	NRCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AEW Global Focused Real Estate Fund for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$199	1.90%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 199
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

The Fund is actively managed and primarily invests in global real estate securities. Performance is influenced by underlying real estate assets, company management, and capital market conditions. The Fund's investment strategy is built upon our team's highest conviction securities, resulting in a high active share and a portfolio diversified across property types and geographic regions: North America, Europe, and Asia Pacific.

Top Contributors to Performance

• The Fund’s relative overweights to Welltower and CareTrust REIT, plus lack of exposure to Alexandria Real Estate, were the top individual contributors.

• Stock selection in the United States, Hong Kong, and Spain was positive, as were the Fund’s relative overweights to France, the Netherlands, and the United Kingdom.

• On a sector basis, selection within Industrial, Triple Net Lease, and Health Care, plus an overweight to Industrial, most notably contributed.

Top Detractors from Performance

• Relative overweights to AvalonBay Communities and Highwoods Properties, as well as exposure to off-benchmark HMC Capital, were the leading individual detractors.

• Stock selection in Australia, Japan, and the United Kingdom, plus underweights to Switzerland, Japan, and Hong Kong, notably detracted from relative performance.

• On a sector basis, selection within Diversified, Apartment, and Manufactured Housing, plus an overweight to Apartments, detracted from relative performance.

Investment Activity

The investment strategy seeks to identify real estate equity securities with the best total return potential using top-down research and bottom-up security selection. AEW leverages proprietary market research, external direct real estate research, and extensive firm experience in all decisions. Over the period, we increased exposure to the Asia Pacific region and Switzerland while decreasing exposure to the United States, Sweden, and France.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
Table Summary
	Class C	MSCI World Index (Net)	FTSE EPRA Nareit Developed Index (Net)
01/2016	$10,000	$10,000	$10,000
02/2016	$10,000	$9,926	$10,043
03/2016	$10,992	$10,599	$10,994
04/2016	$10,659	$10,767	$10,983
05/2016	$10,854	$10,827	$10,978
06/2016	$11,479	$10,706	$11,375
07/2016	$11,934	$11,158	$11,945
08/2016	$11,485	$11,168	$11,633
09/2016	$11,314	$11,227	$11,517
10/2016	$10,695	$11,010	$10,862
11/2016	$10,493	$11,168	$10,565
12/2016	$10,977	$11,435	$10,873
01/2017	$10,867	$11,711	$10,931
02/2017	$11,264	$12,036	$11,272
03/2017	$10,932	$12,164	$11,097
04/2017	$10,911	$12,344	$11,218
05/2017	$10,807	$12,606	$11,315
06/2017	$11,100	$12,654	$11,399
07/2017	$11,211	$12,957	$11,606
08/2017	$11,169	$12,975	$11,621
09/2017	$11,180	$13,266	$11,582
10/2017	$11,034	$13,517	$11,526
11/2017	$11,271	$13,810	$11,847
12/2017	$11,285	$13,997	$11,999
01/2018	$10,845	$14,736	$11,998
02/2018	$10,017	$14,125	$11,194
03/2018	$10,365	$13,817	$11,456
04/2018	$10,472	$13,976	$11,680
05/2018	$10,862	$14,064	$11,873
06/2018	$11,352	$14,057	$12,042
07/2018	$11,398	$14,496	$12,144
08/2018	$11,742	$14,675	$12,259
09/2018	$11,401	$14,757	$12,006
10/2018	$11,110	$13,674	$11,561
11/2018	$11,669	$13,829	$11,990
12/2018	$10,674	$12,777	$11,323
01/2019	$11,824	$13,771	$12,554
02/2019	$11,905	$14,186	$12,535
03/2019	$12,269	$14,372	$12,975
04/2019	$12,261	$14,882	$12,804
05/2019	$12,253	$14,023	$12,767
06/2019	$12,294	$14,947	$12,966
07/2019	$12,311	$15,021	$13,011
08/2019	$12,613	$14,714	$13,255
09/2019	$12,882	$15,027	$13,567
10/2019	$13,225	$15,409	$13,906
11/2019	$13,070	$15,838	$13,736
12/2019	$13,127	$16,313	$13,804
01/2020	$13,285	$16,214	$13,920
02/2020	$12,311	$14,843	$12,773
03/2020	$9,904	$12,879	$9,866
04/2020	$10,311	$14,286	$10,562
05/2020	$10,548	$14,976	$10,587
06/2020	$10,739	$15,372	$10,859
07/2020	$11,194	$16,107	$11,161
08/2020	$11,431	$17,183	$11,442
09/2020	$11,136	$16,591	$11,086
10/2020	$10,795	$16,082	$10,717
11/2020	$11,848	$18,138	$12,131
12/2020	$12,266	$18,907	$12,556
01/2021	$11,999	$18,719	$12,455
02/2021	$12,563	$19,199	$12,916
03/2021	$12,927	$19,838	$13,284
04/2021	$13,769	$20,761	$14,137
05/2021	$14,031	$21,060	$14,390
06/2021	$14,224	$21,374	$14,502
07/2021	$14,689	$21,757	$15,058
08/2021	$14,892	$22,298	$15,256
09/2021	$14,110	$21,372	$14,372
10/2021	$15,108	$22,583	$15,231
11/2021	$14,681	$22,088	$14,890
12/2021	$15,576	$23,032	$15,832
01/2022	$14,696	$21,813	$14,923
02/2022	$14,396	$21,262	$14,554
03/2022	$14,987	$21,845	$15,207
04/2022	$14,200	$20,030	$14,374
05/2022	$13,302	$20,046	$13,749
06/2022	$12,101	$18,309	$12,554
07/2022	$13,062	$19,763	$13,554
08/2022	$12,202	$18,937	$12,674
09/2022	$10,738	$17,176	$11,100
10/2022	$10,971	$18,410	$11,431
11/2022	$11,802	$19,690	$12,201
12/2022	$11,453	$18,854	$11,860
01/2023	$12,508	$20,188	$12,925
02/2023	$11,940	$19,702	$12,355
03/2023	$11,636	$20,311	$11,953
04/2023	$11,954	$20,667	$12,178
05/2023	$11,380	$20,461	$11,633
06/2023	$11,723	$21,698	$11,982
07/2023	$12,093	$22,427	$12,433
08/2023	$11,682	$21,891	$12,016
09/2023	$10,985	$20,947	$11,282
10/2023	$10,563	$20,339	$10,742
11/2023	$11,749	$22,246	$11,883
12/2023	$12,863	$23,338	$13,008
01/2024	$12,275	$23,618	$12,485
02/2024	$12,285	$24,620	$12,410
03/2024	$12,684	$25,411	$12,839
04/2024	$11,943	$24,467	$12,072
05/2024	$12,419	$25,560	$12,483
06/2024	$12,465	$26,080	$12,526
07/2024	$13,230	$26,539	$13,282
08/2024	$13,985	$27,241	$14,113
09/2024	$14,452	$27,740	$14,538
10/2024	$13,768	$27,189	$13,800
11/2024	$14,174	$28,437	$14,129
12/2024	$13,078	$27,696	$13,129
01/2025	$13,218	$28,673	$13,358
02/2025	$13,542	$28,467	$13,655
03/2025	$13,177	$27,199	$13,339
04/2025	$13,318	$27,441	$13,466
05/2025	$13,677	$29,065	$13,805
06/2025	$13,801	$30,320	$13,926
07/2025	$13,474	$30,710	$13,764
08/2025	$14,139	$31,511	$14,365
09/2025	$14,267	$32,524	$14,493
10/2025	$14,048	$33,175	$14,271
11/2025	$14,311	$33,269	$14,558
12/2025	$14,128	$33,538	$14,387
01/2026	$14,606	$34,289	$14,926

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years	Since Inception 7/18/05
Class C at NAV	9.69%	3.70%	3.86%	7.93%
Class C with 1.00% CDSCFootnote Reference1	8.69%	3.70%	3.86%	7.93%
MSCI World Index (Net)	19.58%	12.87%	13.11%	-%
FTSE EPRA Nareit Developed Index (Net)	11.74%	3.69%	4.09%	-%

Performance Inception Date	Jul. 18, 2005
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 34,686,318
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$34,686,318
# of Portfolio Holdings (including overnight repurchase agreements)	60
Portfolio Turnover Rate	64%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	1.7%
Office REITs	5.9%
Diversified REITs	7.9%
Health Care REITs	10.1%
Residential REITs	10.4%
Real Estate Management & Development	14.3%
Industrial REITs	15.5%
Specialized REITs	17.0%
Retail REITs	17.2%
Footnote	Description
Footnote*	Net of other assets less liabilities

Country Weightings

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	11.4%
Hong Kong	3.5%
United Kingdom	4.4%
Australia	6.4%
Japan	8.7%
United States	65.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Welltower, Inc.	10.1%
Prologis, Inc.	6.3%
Equinix, Inc.	4.9%
AvalonBay Communities, Inc.	4.1%
Digital Realty Trust, Inc.	3.8%
Simon Property Group, Inc.	3.8%
Highwoods Properties, Inc.	3.7%
Brixmor Property Group, Inc.	3.3%
VICI Properties, Inc.	3.2%
CubeSmart	3.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000128774
Shareholder Report [Line Items]
Fund Name	AEW Global Focused Real Estate Fund
Class Name	Class N
Trading Symbol	NRFNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AEW Global Focused Real Estate Fund for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$90	0.85%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

The Fund is actively managed and primarily invests in global real estate securities. Performance is influenced by underlying real estate assets, company management, and capital market conditions. The Fund's investment strategy is built upon our team's highest conviction securities, resulting in a high active share and a portfolio diversified across property types and geographic regions: North America, Europe, and Asia Pacific.

Top Contributors to Performance

• The Fund’s relative overweights to Welltower and CareTrust REIT, plus lack of exposure to Alexandria Real Estate, were the top individual contributors.

• Stock selection in the United States, Hong Kong, and Spain was positive, as were the Fund’s relative overweights to France, the Netherlands, and the United Kingdom.

• On a sector basis, selection within Industrial, Triple Net Lease, and Health Care, plus an overweight to Industrial, most notably contributed.

Top Detractors from Performance

• Relative overweights to AvalonBay Communities and Highwoods Properties, as well as exposure to off-benchmark HMC Capital, were the leading individual detractors.

• Stock selection in Australia, Japan, and the United Kingdom, plus underweights to Switzerland, Japan, and Hong Kong, notably detracted from relative performance.

• On a sector basis, selection within Diversified, Apartment, and Manufactured Housing, plus an overweight to Apartments, detracted from relative performance.

Investment Activity

The investment strategy seeks to identify real estate equity securities with the best total return potential using top-down research and bottom-up security selection. AEW leverages proprietary market research, external direct real estate research, and extensive firm experience in all decisions. Over the period, we increased exposure to the Asia Pacific region and Switzerland while decreasing exposure to the United States, Sweden, and France.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
Table Summary
	Class N	MSCI World Index (Net)	FTSE EPRA Nareit Developed Index (Net)
01/2016	$10,000	$10,000	$10,000
02/2016	$10,013	$9,926	$10,043
03/2016	$11,017	$10,599	$10,994
04/2016	$10,690	$10,767	$10,983
05/2016	$10,898	$10,827	$10,978
06/2016	$11,535	$10,706	$11,375
07/2016	$12,001	$11,158	$11,945
08/2016	$11,563	$11,168	$11,633
09/2016	$11,401	$11,227	$11,517
10/2016	$10,786	$11,010	$10,862
11/2016	$10,590	$11,168	$10,565
12/2016	$11,094	$11,435	$10,873
01/2017	$10,991	$11,711	$10,931
02/2017	$11,405	$12,036	$11,272
03/2017	$11,081	$12,164	$11,097
04/2017	$11,066	$12,344	$11,218
05/2017	$10,968	$12,606	$11,315
06/2017	$11,275	$12,654	$11,399
07/2017	$11,396	$12,957	$11,606
08/2017	$11,366	$12,975	$11,621
09/2017	$11,388	$13,266	$11,582
10/2017	$11,243	$13,517	$11,526
11/2017	$11,502	$13,810	$11,847
12/2017	$11,530	$13,997	$11,999
01/2018	$11,087	$14,736	$11,998
02/2018	$10,251	$14,125	$11,194
03/2018	$10,615	$13,817	$11,456
04/2018	$10,733	$13,976	$11,680
05/2018	$11,146	$14,064	$11,873
06/2018	$11,663	$14,057	$12,042
07/2018	$11,722	$14,496	$12,144
08/2018	$12,078	$14,675	$12,259
09/2018	$11,742	$14,757	$12,006
10/2018	$11,452	$13,674	$11,561
11/2018	$12,040	$13,829	$11,990
12/2018	$11,020	$12,777	$11,323
01/2019	$12,220	$13,771	$12,554
02/2019	$12,311	$14,186	$12,535
03/2019	$12,694	$14,372	$12,975
04/2019	$12,703	$14,882	$12,804
05/2019	$12,713	$14,023	$12,767
06/2019	$12,761	$14,947	$12,966
07/2019	$12,779	$15,021	$13,011
08/2019	$13,111	$14,714	$13,255
09/2019	$13,412	$15,027	$13,567
10/2019	$13,782	$15,409	$13,906
11/2019	$13,625	$15,838	$13,736
12/2019	$13,698	$16,313	$13,804
01/2020	$13,869	$16,214	$13,920
02/2020	$12,866	$14,843	$12,773
03/2020	$10,359	$12,879	$9,866
04/2020	$10,797	$14,286	$10,562
05/2020	$11,059	$14,976	$10,587
06/2020	$11,260	$15,372	$10,859
07/2020	$11,743	$16,107	$11,161
08/2020	$12,007	$17,183	$11,442
09/2020	$11,713	$16,591	$11,086
10/2020	$11,360	$16,082	$10,717
11/2020	$12,474	$18,138	$12,131
12/2020	$12,934	$18,907	$12,556
01/2021	$12,666	$18,719	$12,455
02/2021	$13,269	$19,199	$12,916
03/2021	$13,673	$19,838	$13,284
04/2021	$14,570	$20,761	$14,137
05/2021	$14,854	$21,060	$14,390
06/2021	$15,075	$21,374	$14,502
07/2021	$15,577	$21,757	$15,058
08/2021	$15,816	$22,298	$15,256
09/2021	$14,998	$21,372	$14,372
10/2021	$16,072	$22,583	$15,231
11/2021	$15,626	$22,088	$14,890
12/2021	$16,603	$23,032	$15,832
01/2022	$15,675	$21,813	$14,923
02/2022	$15,366	$21,262	$14,554
03/2022	$16,015	$21,845	$15,207
04/2022	$15,184	$20,030	$14,374
05/2022	$14,234	$20,046	$13,749
06/2022	$12,965	$18,309	$12,554
07/2022	$14,006	$19,763	$13,554
08/2022	$13,098	$18,937	$12,674
09/2022	$11,534	$17,176	$11,100
10/2022	$11,789	$18,410	$11,431
11/2022	$12,702	$19,690	$12,201
12/2022	$12,333	$18,854	$11,860
01/2023	$13,482	$20,188	$12,925
02/2023	$12,883	$19,702	$12,355
03/2023	$12,567	$20,311	$11,953
04/2023	$12,914	$20,667	$12,178
05/2023	$12,319	$20,461	$11,633
06/2023	$12,687	$21,698	$11,982
07/2023	$13,098	$22,427	$12,433
08/2023	$12,674	$21,891	$12,016
09/2023	$11,916	$20,947	$11,282
10/2023	$11,476	$20,339	$10,742
11/2023	$12,783	$22,246	$11,883
12/2023	$13,988	$23,338	$13,008
01/2024	$13,371	$23,618	$12,485
02/2024	$13,371	$24,620	$12,410
03/2024	$13,815	$25,411	$12,839
04/2024	$13,017	$24,467	$12,072
05/2024	$13,532	$25,560	$12,483
06/2024	$13,586	$26,080	$12,526
07/2024	$14,427	$26,539	$13,282
08/2024	$15,255	$27,241	$14,113
09/2024	$15,772	$27,740	$14,538
10/2024	$15,030	$27,189	$13,800
11/2024	$15,473	$28,437	$14,129
12/2024	$14,280	$27,696	$13,129
01/2025	$14,438	$28,673	$13,358
02/2025	$14,794	$28,467	$13,655
03/2025	$14,400	$27,199	$13,339
04/2025	$14,560	$27,441	$13,466
05/2025	$14,958	$29,065	$13,805
06/2025	$15,083	$30,320	$13,926
07/2025	$14,736	$30,710	$13,764
08/2025	$15,471	$31,511	$14,365
09/2025	$15,614	$32,524	$14,493
10/2025	$15,372	$33,175	$14,271
11/2025	$15,668	$33,269	$14,558
12/2025	$15,471	$33,538	$14,387
01/2026	$16,004	$34,289	$14,926

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years	Since Inception 5/1/13
Class N	10.85%	4.79%	4.81%	5.06%
MSCI World Index (Net)	19.58%	12.87%	13.11%	-%
FTSE EPRA Nareit Developed Index (Net)	11.74%	3.69%	4.09%	-%

Performance Inception Date	May 01, 2013
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 34,686,318
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$34,686,318
# of Portfolio Holdings (including overnight repurchase agreements)	60
Portfolio Turnover Rate	64%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	1.7%
Office REITs	5.9%
Diversified REITs	7.9%
Health Care REITs	10.1%
Residential REITs	10.4%
Real Estate Management & Development	14.3%
Industrial REITs	15.5%
Specialized REITs	17.0%
Retail REITs	17.2%
Footnote	Description
Footnote*	Net of other assets less liabilities

Country Weightings

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	11.4%
Hong Kong	3.5%
United Kingdom	4.4%
Australia	6.4%
Japan	8.7%
United States	65.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Welltower, Inc.	10.1%
Prologis, Inc.	6.3%
Equinix, Inc.	4.9%
AvalonBay Communities, Inc.	4.1%
Digital Realty Trust, Inc.	3.8%
Simon Property Group, Inc.	3.8%
Highwoods Properties, Inc.	3.7%
Brixmor Property Group, Inc.	3.3%
VICI Properties, Inc.	3.2%
CubeSmart	3.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000021870
Shareholder Report [Line Items]
Fund Name	AEW Global Focused Real Estate Fund
Class Name	Class Y
Trading Symbol	NRFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AEW Global Focused Real Estate Fund for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$95	0.90%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

The Fund is actively managed and primarily invests in global real estate securities. Performance is influenced by underlying real estate assets, company management, and capital market conditions. The Fund's investment strategy is built upon our team's highest conviction securities, resulting in a high active share and a portfolio diversified across property types and geographic regions: North America, Europe, and Asia Pacific.

Top Contributors to Performance

• The Fund’s relative overweights to Welltower and CareTrust REIT, plus lack of exposure to Alexandria Real Estate, were the top individual contributors.

• Stock selection in the United States, Hong Kong, and Spain was positive, as were the Fund’s relative overweights to France, the Netherlands, and the United Kingdom.

• On a sector basis, selection within Industrial, Triple Net Lease, and Health Care, plus an overweight to Industrial, most notably contributed.

Top Detractors from Performance

• Relative overweights to AvalonBay Communities and Highwoods Properties, as well as exposure to off-benchmark HMC Capital, were the leading individual detractors.

• Stock selection in Australia, Japan, and the United Kingdom, plus underweights to Switzerland, Japan, and Hong Kong, notably detracted from relative performance.

• On a sector basis, selection within Diversified, Apartment, and Manufactured Housing, plus an overweight to Apartments, detracted from relative performance.

Investment Activity

The investment strategy seeks to identify real estate equity securities with the best total return potential using top-down research and bottom-up security selection. AEW leverages proprietary market research, external direct real estate research, and extensive firm experience in all decisions. Over the period, we increased exposure to the Asia Pacific region and Switzerland while decreasing exposure to the United States, Sweden, and France.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
Table Summary
	Class Y	MSCI World Index (Net)	FTSE EPRA Nareit Developed Index (Net)
01/2016	$10,000	$10,000	$10,000
02/2016	$10,007	$9,926	$10,043
03/2016	$11,014	$10,599	$10,994
04/2016	$10,687	$10,767	$10,983
05/2016	$10,895	$10,827	$10,978
06/2016	$11,523	$10,706	$11,375
07/2016	$11,990	$11,158	$11,945
08/2016	$11,551	$11,168	$11,633
09/2016	$11,391	$11,227	$11,517
10/2016	$10,776	$11,010	$10,862
11/2016	$10,580	$11,168	$10,565
12/2016	$11,081	$11,435	$10,873
01/2017	$10,978	$11,711	$10,931
02/2017	$11,385	$12,036	$11,272
03/2017	$11,065	$12,164	$11,097
04/2017	$11,050	$12,344	$11,218
05/2017	$10,952	$12,606	$11,315
06/2017	$11,257	$12,654	$11,399
07/2017	$11,378	$12,957	$11,606
08/2017	$11,348	$12,975	$11,621
09/2017	$11,368	$13,266	$11,582
10/2017	$11,224	$13,517	$11,526
11/2017	$11,475	$13,810	$11,847
12/2017	$11,509	$13,997	$11,999
01/2018	$11,058	$14,736	$11,998
02/2018	$10,229	$14,125	$11,194
03/2018	$10,592	$13,817	$11,456
04/2018	$10,710	$13,976	$11,680
05/2018	$11,123	$14,064	$11,873
06/2018	$11,630	$14,057	$12,042
07/2018	$11,689	$14,496	$12,144
08/2018	$12,054	$14,675	$12,259
09/2018	$11,708	$14,757	$12,006
10/2018	$11,427	$13,674	$11,561
11/2018	$12,006	$13,829	$11,990
12/2018	$10,993	$12,777	$11,323
01/2019	$12,184	$13,771	$12,554
02/2019	$12,274	$14,186	$12,535
03/2019	$12,666	$14,372	$12,975
04/2019	$12,666	$14,882	$12,804
05/2019	$12,675	$14,023	$12,767
06/2019	$12,722	$14,947	$12,966
07/2019	$12,749	$15,021	$13,011
08/2019	$13,072	$14,714	$13,255
09/2019	$13,371	$15,027	$13,567
10/2019	$13,741	$15,409	$13,906
11/2019	$13,584	$15,838	$13,736
12/2019	$13,656	$16,313	$13,804
01/2020	$13,826	$16,214	$13,920
02/2020	$12,834	$14,843	$12,773
03/2020	$10,336	$12,879	$9,866
04/2020	$10,763	$14,286	$10,562
05/2020	$11,025	$14,976	$10,587
06/2020	$11,236	$15,372	$10,859
07/2020	$11,719	$16,107	$11,161
08/2020	$11,982	$17,183	$11,442
09/2020	$11,687	$16,591	$11,086
10/2020	$11,324	$16,082	$10,717
11/2020	$12,448	$18,138	$12,131
12/2020	$12,895	$18,907	$12,556
01/2021	$12,627	$18,719	$12,455
02/2021	$13,229	$19,199	$12,916
03/2021	$13,620	$19,838	$13,284
04/2021	$14,528	$20,761	$14,137
05/2021	$14,812	$21,060	$14,390
06/2021	$15,032	$21,374	$14,502
07/2021	$15,533	$21,757	$15,058
08/2021	$15,761	$22,298	$15,256
09/2021	$14,941	$21,372	$14,372
10/2021	$16,015	$22,583	$15,231
11/2021	$15,581	$22,088	$14,890
12/2021	$16,542	$23,032	$15,832
01/2022	$15,615	$21,813	$14,923
02/2022	$15,318	$21,262	$14,554
03/2022	$15,965	$21,845	$15,207
04/2022	$15,123	$20,030	$14,374
05/2022	$14,186	$20,046	$13,749
06/2022	$12,916	$18,309	$12,554
07/2022	$13,956	$19,763	$13,554
08/2022	$13,049	$18,937	$12,674
09/2022	$11,497	$17,176	$11,100
10/2022	$11,752	$18,410	$11,431
11/2022	$12,651	$19,690	$12,201
12/2022	$12,281	$18,854	$11,860
01/2023	$13,429	$20,188	$12,925
02/2023	$12,831	$19,702	$12,355
03/2023	$12,513	$20,311	$11,953
04/2023	$12,860	$20,667	$12,178
05/2023	$12,265	$20,461	$11,633
06/2023	$12,631	$21,698	$11,982
07/2023	$13,042	$22,427	$12,433
08/2023	$12,619	$21,891	$12,016
09/2023	$11,873	$20,947	$11,282
10/2023	$11,433	$20,339	$10,742
11/2023	$12,726	$22,246	$11,883
12/2023	$13,927	$23,338	$13,008
01/2024	$13,311	$23,618	$12,485
02/2024	$13,323	$24,620	$12,410
03/2024	$13,764	$25,411	$12,839
04/2024	$12,955	$24,467	$12,072
05/2024	$13,469	$25,560	$12,483
06/2024	$13,521	$26,080	$12,526
07/2024	$14,361	$26,539	$13,282
08/2024	$15,187	$27,241	$14,113
09/2024	$15,688	$27,740	$14,538
10/2024	$14,960	$27,189	$13,800
11/2024	$15,402	$28,437	$14,129
12/2024	$14,210	$27,696	$13,129
01/2025	$14,368	$28,673	$13,358
02/2025	$14,723	$28,467	$13,655
03/2025	$14,328	$27,199	$13,339
04/2025	$14,487	$27,441	$13,466
05/2025	$14,885	$29,065	$13,805
06/2025	$15,008	$30,320	$13,926
07/2025	$14,661	$30,710	$13,764
08/2025	$15,395	$31,511	$14,365
09/2025	$15,523	$32,524	$14,493
10/2025	$15,295	$33,175	$14,271
11/2025	$15,590	$33,269	$14,558
12/2025	$15,391	$33,538	$14,387
01/2026	$15,909	$34,289	$14,926

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years	Since Inception 7/18/05
Class Y	10.73%	4.73%	4.75%	8.71%
MSCI World Index (Net)	19.58%	12.87%	13.11%	-%
FTSE EPRA Nareit Developed Index (Net)	11.74%	3.69%	4.09%	-%

Performance Inception Date	Jul. 18, 2005
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 34,686,318
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$34,686,318
# of Portfolio Holdings (including overnight repurchase agreements)	60
Portfolio Turnover Rate	64%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	1.7%
Office REITs	5.9%
Diversified REITs	7.9%
Health Care REITs	10.1%
Residential REITs	10.4%
Real Estate Management & Development	14.3%
Industrial REITs	15.5%
Specialized REITs	17.0%
Retail REITs	17.2%
Footnote	Description
Footnote*	Net of other assets less liabilities

Country Weightings

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	11.4%
Hong Kong	3.5%
United Kingdom	4.4%
Australia	6.4%
Japan	8.7%
United States	65.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Welltower, Inc.	10.1%
Prologis, Inc.	6.3%
Equinix, Inc.	4.9%
AvalonBay Communities, Inc.	4.1%
Digital Realty Trust, Inc.	3.8%
Simon Property Group, Inc.	3.8%
Highwoods Properties, Inc.	3.7%
Brixmor Property Group, Inc.	3.3%
VICI Properties, Inc.	3.2%
CubeSmart	3.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.